ACQUIRED INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Acquired Finite Lived Intangible Asset Gross		¥ 113,925	¥ 109,756
Accumulated amortization		(78,221)	(70,551)
Impairment provision		(4,314)	(4,314)
Acquired intangible assets, net	$ 4,935	31,390	34,891
Technology rights for licensed seeds [Member]
Acquired Finite Lived Intangible Asset Gross		99,602	96,601
Distribution network [Member]
Acquired Finite Lived Intangible Asset Gross		6,739	6,739
Others [Member]
Acquired Finite Lived Intangible Asset Gross		¥ 7,584	¥ 6,416